Consolidated Statements Of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements Of Comprehensive Income (Loss)
Gross unrealized holding gains on securities available for sale, deferred income tax	$ (342)	$ (61)
Gross unrealized holding gains transferred to income on sale or call of securities, deferred income tax	313	0
Retirement plan, deferred income tax	$ (33)	$ 93